Pension and severance plans	12 Months Ended
Mar. 31, 2013
Pension and severance plans

13. Pension and severance plans:

The Company and certain subsidiaries sponsor pension and retirement plans, which entitle employees, under most circumstances, to lump-sum indemnities or pension payments based on current rates of pay and length of service or the number of “points.” Under normal circumstances, the minimum payment prior to retirement age is an amount based on voluntary retirement. Employees receive additional benefits upon involuntary retirement, including retirement at the mandatory retirement age.

For the year ended March 31, 2011 and 2012, the Company and certain subsidiaries in Japan changed pension and severance plans as follows:

•	Shifting a portion of NIDEC’s defined benefit plan to defined contribution plan in accordance with the Defined Contribution Pension Act in Japan.

•	Modified the terms of the defined benefit plan.

According to the changes, gains and loss from curtailments and settlements and prior service credit were recognized in consolidated financial statements.

Information regarding NIDEC’s employees’ defined benefit plans is as follows:

Japanese plans:

	Yen in millions
	March 31
	2012	2013
Change in benefit obligation:
Benefit obligation at beginning of year	¥15,455	¥14,255
Service cost	983	910
Interest cost	213	197
Actuarial loss	337	163
Acquisition and other	691	26
Plan amendment	(625)	—
Curtailments	(221)	—
Settlements	(1,304)	—
Benefits paid	(1,274)	(1,472)

	14,255	14,079

Change in plan assets:
Fair value of plan assets at beginning of year	7,699	7,096
Actual return on plan assets	330	823
Employer contribution	677	622
Settlements	(1,043)	—
Benefits paid	(567)	(714)

Fair value of plan assets at end of year	7,096	7,827

Funded status	¥(7,159)	¥(6,252)

Amounts included in the consolidated balance sheet are comprised of:

	Yen in millions
	March 31
	2012	2013
Accrued pension and severance costs	¥7,159	¥6,272
Other non-current assets	—	(20)

Net amounts recognized	¥7,159	¥6,252

Amounts included in accumulated other comprehensive income (loss) as pension liability adjustments are comprised of:

	Yen in millions
	March 31
	2012	2013
Actuarial loss	¥(2,243)	¥(1,741)
Prior service credit	1,559	1,407

Pension liability adjustments, pre-tax	¥(684)	¥(334)

The accumulated benefit obligations for all defined benefit pension plans were ¥14,002 million and ¥13,873 million for the years ended March 31, 2012 and 2013, respectively.

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for which the accumulated benefit obligations exceed plan assets are as follows:

	Yen in millions
	March 31
	2012	2013
Projected benefit obligations	¥14,255	¥13,924
Accumulated benefit obligations	14,002	13,718
Fair value of plan assets	¥7,096	¥7,653

Weighted-average assumptions used to determine benefit obligations as of March 31, 2012 and 2013 are as follows:

	March 31
	2012	2013
Discount rate	1.6%	1.3%
Rate of compensation increase	2.3%	2.2%

Weighted-average assumptions used to determine net pension and severance costs for the years ended March 31, 2011, 2012 and 2013 are as follows:

	For the year ended March 31
	2011	2012	2013
Discount rate	1.8%	1.6%	1.6%
Expected return on plan assets	2.3%	2.3%	2.3%
Rate of compensation increase	2.3%	2.2%	2.3%

	Yen in millions
	For the year ended March 31
	2011	2012	2013
Components of net periodic (benefit) cost:
Service cost	¥949	¥983	¥910
Interest cost	253	213	197
Expected return on plan assets	(165)	(134)	(139)
Amortization of net actuarial loss	106	120	123
Amortization of prior service credit	(135)	(171)	(146)
(Gains) losses from curtailments and settlements	(249)	296	—

Net periodic pension cost	¥759	¥1,307	¥945

Prior service cost and actuarial gain and loss are amortized using the straight-line method over the average remaining service period of active employees. The estimated prior service credit and net actuarial loss for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into benefits cost for the year ending March 31, 2014 are ¥146 million and ¥103 million, respectively.

Foreign plans:

	Yen in millions
	March 31
	2012	2013
Change in benefit obligation:
Benefit obligation at beginning of year	¥5,661	¥6,119
Service cost	441	549
Interest cost	230	625
Actuarial (gain) loss	287	992
Acquisition and other	—	10,171
Foreign currency exchange rate changes	(254)	2,297
Benefits paid	(246)	(787)

	6,119	19,966

Change in plan assets:
Fair value of plan assets at beginning of year	593	563
Actual return on plan assets	37	505
Employer contribution	50	588
Acquisition and other	—	4,994
Foreign currency exchange rate changes	(12)	886
Benefits paid	(105)	(522)

Fair value of plan assets at end of year	563	7,014

Funded status	¥(5,556)	¥(12,952)

Amounts included in the consolidated balance sheet are comprised of:

	Yen in millions
	March 31
	2012	2013
Accrued pension and severance costs	¥5,556	¥12,952

Net amounts recognized	¥5,556	¥12,952

Amounts included in accumulated other comprehensive income (loss) as pension liability adjustments are comprised of:

	Yen in millions
	March 31
	2012	2013
Actuarial loss	¥(195)	¥(952)

Pension liability adjustments, pre-tax	¥(195)	¥(952)

The accumulated benefit obligations for all defined benefit pension plans were ¥5,882 million and ¥19,708 million for the years ended March 31, 2012 and 2013, respectively.

The projected benefit obligations, accumulated benefit obligations and fair value of plan assets for which the accumulated benefit obligations exceed plan assets are as follows:

	Yen in millions
	March 31
	2012	2013
Projected benefit obligations	¥6,119	¥19,966
Accumulated benefit obligations	5,882	19,708
Fair value of plan assets	¥563	¥7,014

Weighted-average assumptions used to determine benefit obligations as of March 31, 2012 and 2013 are as follows:

	March 31
	2012	2013
Discount rate	4.9%	4.4%
Rate of compensation increase	3.0%	3.0%

Weighted-average assumptions used to determine net pension and severance costs for the years ended March 31, 2011, 2012 and 2013 are as follows:

	For the year ended March 31
	2011	2012	2013
Discount rate	4.8%	5.7%	4.7%
Expected return on plan assets	2.0%	4.4%	7.5%
Rate of compensation increase	2.5%	2.9%	3.0%

	Yen in millions
	For the year ended March 31
	2011	2012	2013
Components of net periodic (benefit) cost:
Service cost	¥321	¥441	¥549
Interest cost	206	230	625
Expected return on plan assets	(90)	(48)	(445)
Amortization of net actuarial loss (gain)	5	(2)	6

Net periodic pension cost	¥442	¥621	¥735

Actuarial gain and losses are amortized using the straight-line method over the average remaining service period of active employees. The estimated net actuarial losses for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into benefits cost for the year ending March 31, 2014 is ¥26 million.

Japanese plans and foreign plans:

NIDEC’s policy and objective for plan asset management is to generate a stable return on the investment over the long term, which enable NIDEC’s pension funds to meet future benefit payment requirements under risks which NIDEC considers permissible. NIDEC formulates “basic” portfolio that suits the above-mentioned policy, and ensure that plan assets are allocated under this “basic” portfolio. NIDEC evaluates its actual return and revises the “basic” portfolio, if necessary.

NIDEC’s portfolio for plans consists of three major components: approximately 4% is invested in equity securities, approximately 4% is invested in debt securities, and approximately 92% is invested in other investment vehicles, primarily consisting of investments in pooled funds and life insurance company general accounts.

The equity securities are selected from stocks that are listed on the securities exchanges. The debt securities are selected from Japanese and foreign government bonds, public debt instruments, and corporate bonds. Pooled funds included in other assets invest in equity and debt securities in mixture selected from same as above two categories. As for investments in life insurance company general accounts, the contracts with the insurance companies include a guaranteed interest rate and return of capital.

The three levels of input used to measure fair value are more fully described in Note 20. The fair values of NIDEC’s pension plan assets at March 31, 2012 and 2013, by asset category, are as follows:

	Yen in millions
	Fair Value at March 31, 2012	Fair Value Measurements Using Inputs Considered as
		Level 1	Level 2	Level 3
Equity securities:
Japanese companies	¥307	¥307	¥—	¥—
Foreign companies	228	228	—	—
Debt securities:
Pooled funds *1	598	—	598	—
Other assets:
Cash and cash equivalents	837	837	—	—
Life insurance company general accounts	2,833	—	2,833	—
Pooled funds *2	2,855	—	2,855	—

Total	¥7,658	¥1,372	¥6,286	¥—

*1	These funds invest in approximately 81% Japanese bonds, 19% foreign bonds.
*2	These funds primarily invest in listed equity securities consisting of approximately 32% Japanese companies and 21% foreign companies, and debt security consisting of approximately 28% Japanese bonds and 12% foreign bonds.

	Yen in millions
	Fair Value at March 31, 2013	Fair Value Measurements Using Inputs Considered as
		Level 1	Level 2	Level 3
Equity securities:
Japanese companies	¥302	¥302	¥—	¥—
Foreign companies	302	302	—	—
Debt securities:
Pooled funds *1	593	—	593	—
Other assets:
Cash and cash equivalents	1,103	1,103	—	—
Life insurance company general accounts	3,040	—	3,040	—
Pooled funds *2	7,431	—	7,431	—
Others	2,070	—	—	2,070

Total	¥14,841	¥1,707	¥11,064	¥2,070

*1	These funds invest in approximately 86% Japanese bonds, 14% foreign bonds.
*2	These funds primarily invest in listed equity securities consisting of approximately 12% Japanese companies and 60% foreign companies, and debt security consisting of approximately 9% Japanese bonds and 16% foreign bonds.

Level 1 assets are comprised primarily of cash and cash equivalents and equity securities, which are valued using an unadjusted quoted market price in active markets with sufficient volume and frequency of transactions. Level 2 assets are comprised primarily of pooled funds that invest in equity and debt securities, and investments in life insurance company general accounts. Pooled funds are valued at their net asset values that are calculated by the sponsor of the fund and have daily liquidity. The net asset value is based on the fair value of the underlying assets owned by the fund, minus its liabilities then divided by the number of units outstanding. Investments in life insurance company general accounts are valued at conversion value.

The table below sets forth a summary of changes in the fair value of plan assets categorized as Level 3 for the years ended March 31, 2013.

Others	Yen in millions
March 31
2013
Balance at beginning of year	¥—
Acquisition*	1,159
Purchases	582
Sales and settlements	—
Actual return on plan assets and other	329

Balance at end of year	¥2,070

*	As a result of the Acquisition of Minster, we acquired the plan assets categorized as Level 3.

Others consist primarily of interests in common/collective trusts. The investments employ a funds of funds strategy in various hedge funds with multiple strategies. These investments are valued using the net asset values as provided by the funds.

NIDEC expects to contribute approximately ¥1,389 million to its defined benefit plans for the year ending March 31, 2014.

The future benefit payments for defined benefit plans are expected as follows:

	Yen in millions
	Japanese plans	Foreign plans
2014	¥801	¥908
2015	740	948
2016	786	983
2017	744	1,094
2018	706	1,066
Years 2019-2023	¥4,252	¥6,820

Certain subsidiaries have a number of multiemployer plans. Total amounts of cost recognized for certain subsidiaries’ contributions to the plans were ¥206 million, ¥252 million and ¥182 million for the years ended March 31, 2011, 2012 and 2013, respectively. NIDEC expects to contribute approximately ¥166 million for the year ending March 31, 2014.

Certain subsidiaries have a number of defined contribution plans. Total amounts of cost recognized for certain subsidiaries’ contribution to the plans were ¥982 million, ¥1,533 million and ¥1,999 million for the years ended March 31, 2011, 2012 and 2013, respectively. NIDEC expects to contribute approximately ¥2,140 million for the year ending March 31, 2014.